Quarterly Report
December 31, 2021
State Street Institutional Investment Trust
State Street Diversified Income Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street Diversified Income Fund	1
Notes to Schedules of Investments (Unaudited)	11
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 53.9%
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
5.04%, 5/1/2027	$75,000	$84,698
5.71%, 5/1/2040	50,000	64,250
Bombardier, Inc. 7.50%, 3/15/2025 (a)	50,000	50,911
Howmet Aerospace, Inc. 3.00%, 1/15/2029	50,000	50,088
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	50,000	52,608
TransDigm, Inc. 4.63%, 1/15/2029	50,000	49,849
		352,404
AGRICULTURE — 0.6%
Altria Group, Inc. 3.40%, 2/4/2041	50,000	46,102
BAT Capital Corp. 3.73%, 9/25/2040	50,000	47,996
BAT International Finance PLC 1.67%, 3/25/2026	50,000	49,139
		143,237
AIRLINES — 0.9%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	50,000	52,035
5.75%, 4/20/2029 (a)	50,000	53,471
Delta Air Lines, Inc. 2.90%, 10/28/2024	50,000	50,977
United Airlines, Inc. 4.38%, 4/15/2026 (a)	50,000	52,170
		208,653
AUTO MANUFACTURERS — 1.5%
Ford Motor Co. 3.25%, 2/12/2032	100,000	102,375
Ford Motor Credit Co. LLC 2.70%, 8/10/2026	100,000	101,000
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	50,000	48,888
2.70%, 6/10/2031	50,000	49,814
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)	50,000	50,125
		352,202
AUTO PARTS & EQUIPMENT — 0.2%
Goodyear Tire & Rubber Co. 5.00%, 7/15/2029 (a)	50,000	53,691
BANKS — 4.0%
Bank of America Corp. 5 year CMT + 1.20%, 2.48%, 9/21/2036 (b)	100,000	96,786
Security Description	Principal Amount	Value
Barclays PLC 5 year CMT +2.90%, 3.56%, 9/23/2035 (b)	$100,000	$102,391
CIT Group, Inc. SOFR + 3.83%, 3.93%, 6/19/2024 (b)	50,000	51,823
Citigroup, Inc. 4.40%, 6/10/2025	100,000	108,966
Deutsche Bank AG:
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	50,000	52,884
SOFR + 2.76%, 3.73%, 1/14/2032 (b)	50,000	51,093
Freedom Mortgage Corp. 6.63%, 1/15/2027 (a)	50,000	48,987
Goldman Sachs Group, Inc. 6.75%, 10/1/2037	50,000	70,896
HSBC Holdings PLC 6.50%, 9/15/2037	50,000	68,883
Intesa Sanpaolo SpA 1 year CMT + 2.60%, 4.20%, 6/1/2032 (a) (b)	50,000	50,492
Morgan Stanley SOFR +1.36%, 2.48%, 9/16/2036 (b)	50,000	48,129
Natwest Group PLC:
3.88%, 9/12/2023	50,000	52,136
5 year CMT + 2.35%, 3.03%, 11/28/2035 (b)	50,000	49,290
UniCredit SpA 5 year CMT + 4.75%, 5.46%, 6/30/2035 (a) (b)	50,000	54,491
Westpac Banking Corp. 5 year CMT + 1.35%, 2.89%, 2/4/2030 (b)	50,000	51,052
		958,299
BEVERAGES — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/2036	100,000	120,794
Constellation Brands, Inc. 2.25%, 8/1/2031	50,000	48,871
		169,665
BIOTECHNOLOGY — 0.2%
Amgen, Inc. 1.65%, 8/15/2028	50,000	49,010
BUILDING MATERIALS — 0.4%
Carrier Global Corp. 2.72%, 2/15/2030	50,000	51,082
Standard Industries, Inc. 3.38%, 1/15/2031 (a)	50,000	48,213
		99,295

See accompanying notes to schedule of investments.

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 1.4%
Chemours Co. 4.63%, 11/15/2029 (a)	$50,000	$49,587
Dow Chemical Co. 3.60%, 11/15/2050	50,000	54,214
DuPont de Nemours, Inc. 5.32%, 11/15/2038	50,000	64,302
LYB International Finance III LLC 3.63%, 4/1/2051	50,000	53,111
Methanex Corp. 5.13%, 10/15/2027	50,000	52,660
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	50,000	51,358
		325,232
COMMERCIAL SERVICES — 1.9%
ADT Security Corp. 4.13%, 8/1/2029 (a)	50,000	49,609
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 S.a.r.l 4.63%, 6/1/2028 (a)	50,000	49,960
Block, Inc. 2.75%, 6/1/2026 (a)	50,000	50,207
Gartner, Inc. 3.63%, 6/15/2029 (a)	50,000	50,559
MPH Acquisition Holdings LLC 5.50%, 9/1/2028 (a)	50,000	50,665
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 7/15/2029 (a)	50,000	49,183
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/2027 (a)	50,000	48,152
Service Corp. International 3.38%, 8/15/2030	50,000	49,103
United Rentals North America, Inc. 3.75%, 1/15/2032	50,000	50,395
		447,833
COMPUTERS — 0.7%
Dell International LLC/EMC Corp. 5.30%, 10/1/2029	50,000	58,734
NCR Corp. 5.13%, 4/15/2029 (a)	50,000	51,702
Seagate HDD Cayman 3.13%, 7/15/2029	50,000	48,883
		159,319
COSMETICS/PERSONAL CARE — 0.2%
Coty, Inc. 5.00%, 4/15/2026 (a)	50,000	51,526
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.65%, 10/29/2024	$50,000	$49,934
Air Lease Corp. 1.88%, 8/15/2026	50,000	49,237
Capital One Financial Corp. SOFR + 0.86%, 1.88%, 11/2/2027 (b)	50,000	49,787
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (a)	50,000	49,945
Navient Corp. 5.50%, 3/15/2029	50,000	50,037
NFP Corp. 4.88%, 8/15/2028 (a)	50,000	50,688
Nomura Holdings, Inc. 2.61%, 7/14/2031	50,000	49,292
OneMain Finance Corp. 3.50%, 1/15/2027	50,000	49,509
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.88%, 10/15/2026 (a)	50,000	49,835
		448,264
ELECTRIC — 1.6%
Calpine Corp. 5.13%, 3/15/2028 (a)	50,000	50,806
Dominion Energy, Inc. Series C, 2.25%, 8/15/2031	50,000	48,977
Duke Energy Corp. 2.55%, 6/15/2031	50,000	49,971
FirstEnergy Corp. Series B, 4.40%, 7/15/2027	75,000	80,766
NRG Energy, Inc. 3.88%, 2/15/2032 (a)	50,000	49,181
Pacific Gas & Electric Co. 2.50%, 2/1/2031	50,000	47,633
Vistra Operations Co. LLC 4.38%, 5/1/2029 (a)	50,000	50,189
		377,523
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	50,000	52,955
ELECTRONICS — 0.2%
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	50,000	49,894
ENTERTAINMENT — 0.4%
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	50,000	52,518
Live Nation Entertainment, Inc. 3.75%, 1/15/2028 (a)	50,000	49,714
		102,232

See accompanying notes to schedule of investments.

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.2%
GFL Environmental, Inc. 4.00%, 8/1/2028 (a)	$50,000	$49,069
FOOD — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 3.50%, 3/15/2029 (a)	50,000	50,038
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	50,000	51,363
Performance Food Group, Inc. 4.25%, 8/1/2029 (a)	50,000	49,606
Post Holdings, Inc. 4.50%, 9/15/2031 (a)	50,000	49,624
US Foods, Inc. 6.25%, 4/15/2025 (a)	50,000	52,156
		252,787
FOOD SERVICE — 0.2%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	50,000	51,748
FOREST PRODUCTS & PAPER — 0.2%
Suzano Austria GmbH Series DM3N, 3.13%, 1/15/2032	50,000	48,376
GAS — 0.2%
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	50,000	46,988
HEALTH CARE PRODUCTS — 0.4%
Avantor Funding, Inc. 3.88%, 11/1/2029 (a)	50,000	50,511
Mozart Debt Merger Sub, Inc. 3.88%, 4/1/2029 (a)	50,000	49,826
		100,337
HEALTH CARE SERVICES — 2.1%
Centene Corp. 2.50%, 3/1/2031	75,000	73,007
CHS/Community Health Systems, Inc. 4.75%, 2/15/2031 (a)	75,000	75,936
DaVita, Inc. 3.75%, 2/15/2031 (a)	50,000	48,769
Encompass Health Corp. 4.63%, 4/1/2031	50,000	51,032
HCA, Inc. 2.38%, 7/15/2031	50,000	49,199
IQVIA, Inc. 5.00%, 5/15/2027 (a)	50,000	51,769
Legacy LifePoint Health LLC 6.75%, 4/15/2025 (a)	50,000	52,472
Tenet Healthcare Corp.:
4.38%, 1/15/2030 (a)	50,000	50,685
6.25%, 2/1/2027 (a)	50,000	51,740
		504,609
Security Description	Principal Amount	Value
HOUSEWARES — 0.2%
Newell Brands, Inc. 4.70%, 4/1/2026	$50,000	$54,535
INSURANCE — 0.6%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 2/15/2029 (a)	50,000	48,716
American International Group, Inc. 3.88%, 1/15/2035	50,000	55,584
HUB International, Ltd. 5.63%, 12/1/2029 (a)	50,000	51,488
		155,788
INTERNET — 0.2%
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	50,000	54,443
INVESTMENT COMPANY SECURITY — 0.4%
Blackstone Secured Lending Fund 2.85%, 9/30/2028 (a)	50,000	48,775
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 4.75%, 9/15/2024	50,000	51,932
		100,707
IRON/STEEL — 0.4%
Cleveland-Cliffs, Inc. 6.75%, 3/15/2026 (a)	50,000	52,888
Vale Overseas, Ltd. 3.75%, 7/8/2030	50,000	51,831
		104,719
LEISURE TIME — 0.9%
Carnival Corp. 5.75%, 3/1/2027 (a)	75,000	74,981
NCL Corp., Ltd. 3.63%, 12/15/2024 (a)	50,000	47,323
Royal Caribbean Cruises, Ltd. 4.25%, 7/1/2026 (a)	50,000	48,546
Viking Cruises, Ltd. 6.25%, 5/15/2025 (a)	50,000	49,493
		220,343
LODGING — 1.2%
Hilton Domestic Operating Co., Inc. 3.63%, 2/15/2032 (a)	50,000	49,783
Melco Resorts Finance, Ltd. Series REGS, 4.88%, 6/6/2025	50,000	49,125
MGM China Holdings, Ltd. 5.38%, 5/15/2024 (a)	50,000	49,899
MGM Resorts International 4.75%, 10/15/2028	50,000	51,725
Travel + Leisure Co. 4.50%, 12/1/2029 (a)	50,000	50,361

See accompanying notes to schedule of investments.

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Wynn Macau, Ltd. 5.13%, 12/15/2029 (a)	$50,000	$44,530
		295,423
MEDIA — 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 1/15/2034 (a)	100,000	98,472
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 3/1/2042	50,000	48,515
3.85%, 4/1/2061	50,000	47,167
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	50,000	51,740
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	50,000	46,812
5.75%, 1/15/2030 (a)	50,000	49,993
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	50,000	51,219
DISH DBS Corp.:
5.75%, 12/1/2028 (a)	50,000	50,555
5.88%, 11/15/2024	50,000	51,346
Gray Television, Inc. 4.75%, 10/15/2030 (a)	50,000	49,767
iHeartCommunications, Inc. 4.75%, 1/15/2028 (a)	50,000	50,736
Sirius XM Radio, Inc. 3.13%, 9/1/2026 (a)	50,000	49,986
Univision Communications, Inc. 5.13%, 2/15/2025 (a)	50,000	50,499
ViacomCBS, Inc. 4.95%, 1/15/2031	50,000	59,094
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	50,000	49,968
Ziggo B.V. 4.88%, 1/15/2030 (a)	50,000	51,251
		857,120
MINING — 1.4%
Corp. Nacional del Cobre de Chile 3.70%, 1/30/2050 (a)	100,000	102,244
FMG Resources August 2006 Pty, Ltd. 4.38%, 4/1/2031 (a)	50,000	52,608
Freeport-McMoRan, Inc. 5.00%, 9/1/2027	50,000	52,330
Novelis Corp. 3.88%, 8/15/2031 (a)	50,000	49,757
Southern Copper Corp. 5.88%, 4/23/2045	50,000	68,560
		325,499
Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.2%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	$50,000	$59,968
OIL & GAS — 2.6%
Apache Corp. 4.38%, 10/15/2028	50,000	54,493
Murphy Oil Corp. 6.38%, 12/1/2042	50,000	50,005
Occidental Petroleum Corp.:
3.00%, 2/15/2027	50,000	50,795
4.20%, 3/15/2048	100,000	99,985
Parkland Corp. 4.50%, 10/1/2029 (a)	50,000	50,083
Petroleos Mexicanos:
6.50%, 3/13/2027	100,000	106,670
6.75%, 9/21/2047	50,000	44,240
Range Resources Corp. 4.88%, 5/15/2025	50,000	51,743
Southwestern Energy Co. 5.38%, 3/15/2030	50,000	53,651
Sunoco L.P./Sunoco Finance Corp. 4.50%, 5/15/2029	50,000	50,823
		612,488
PACKAGING & CONTAINERS — 1.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (a)	50,000	50,491
Ball Corp. 2.88%, 8/15/2030	50,000	48,652
Graphic Packaging International LLC 3.75%, 2/1/2030 (a)	50,000	50,520
LABL, Inc. 6.75%, 7/15/2026 (a)	50,000	51,416
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	50,000	50,445
OI European Group B.V. 4.75%, 2/15/2030 (a)	50,000	50,676
		302,200
PHARMACEUTICALS — 2.3%
AbbVie, Inc. 4.55%, 3/15/2035	100,000	119,557
Bausch Health Cos., Inc. 7.00%, 1/15/2028 (a)	100,000	100,526
CVS Health Corp. 4.78%, 3/25/2038	75,000	91,385
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 5.88%, 10/15/2024 (a)	50,000	49,232
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028 (a)	50,000	51,266

See accompanying notes to schedule of investments.

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Perrigo Finance Unlimited Co. 3.90%, 6/15/2030	$50,000	$50,704
Takeda Pharmaceutical Co., Ltd. 2.05%, 3/31/2030	50,000	48,745
Viatris, Inc. 2.70%, 6/22/2030	50,000	50,188
		561,603
PIPELINES — 4.9%
Buckeye Partners L.P. 4.50%, 3/1/2028 (a)	50,000	50,555
Cheniere Energy Partners L.P. 3.25%, 1/31/2032 (a)	50,000	50,550
DCP Midstream Operating L.P. 5.38%, 7/15/2025	50,000	54,645
Enbridge, Inc. 2.50%, 8/1/2033	50,000	49,189
Energy Transfer L.P.:
4.25%, 3/15/2023	50,000	51,437
5.00%, 5/15/2050	50,000	57,572
EnLink Midstream Partners L.P. 4.40%, 4/1/2024	50,000	52,582
Enterprise Products Operating LLC 3.20%, 2/15/2052	50,000	49,128
EQM Midstream Partners L.P. 4.75%, 1/15/2031 (a)	50,000	52,844
Genesis Energy L.P./Genesis Energy Finance Corp. 6.25%, 5/15/2026	50,000	48,913
Hess Midstream Operations L.P. 4.25%, 2/15/2030 (a)	50,000	49,804
Kinder Morgan, Inc.:
1.75%, 11/15/2026	50,000	49,877
3.60%, 2/15/2051	50,000	50,562
MPLX L.P. 1.75%, 3/1/2026	50,000	49,656
New Fortress Energy, Inc. 6.75%, 9/15/2025 (a)	50,000	50,793
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	50,000	51,526
ONEOK, Inc. 5.20%, 7/15/2048	50,000	60,599
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp. 6.00%, 12/31/2030 (a)	50,000	50,106
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.38%, 2/1/2027	50,000	51,510
TransCanada PipeLines, Ltd. 2.50%, 10/12/2031	50,000	49,725
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	50,000	52,045
Security Description	Principal Amount	Value
Western Midstream Operating L.P. 4.35%, 2/1/2025	$50,000	$52,061
Williams Cos., Inc. 2.60%, 3/15/2031	50,000	49,852
		1,185,531
REAL ESTATE — 0.2%
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (a)	50,000	51,372
REAL ESTATE INVESTMENT TRUSTS — 2.1%
American Tower Corp. 3.38%, 10/15/2026	50,000	53,122
Boston Properties L.P. 2.45%, 10/1/2033	50,000	48,438
Crown Castle International Corp. 2.10%, 4/1/2031	50,000	47,972
Diversified Healthcare Trust 4.38%, 3/1/2031	50,000	48,081
Equinix, Inc. 2.15%, 7/15/2030	50,000	48,588
Iron Mountain, Inc. REIT, 4.50%, 2/15/2031 (a)	50,000	50,401
Kimco Realty Corp. 3.70%, 10/1/2049	50,000	53,587
Omega Healthcare Investors, Inc. 3.25%, 4/15/2033	50,000	48,991
Service Properties Trust 4.35%, 10/1/2024	50,000	48,996
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.88%, 2/15/2025 (a)	50,000	52,155
		500,331
RETAIL — 1.9%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030 (a)	50,000	49,393
Carvana Co. 4.88%, 9/1/2029 (a)	50,000	47,795
Lowe's Cos., Inc. 1.70%, 10/15/2030	50,000	47,501
McDonald's Corp. Series MTN, 4.88%, 12/9/2045	50,000	64,388
Nordstrom, Inc. 2.30%, 4/8/2024	50,000	49,982
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 2/15/2028 (a)	50,000	51,401
QVC, Inc. 4.38%, 9/1/2028	50,000	49,881
Staples, Inc. 7.50%, 4/15/2026 (a)	50,000	51,352

See accompanying notes to schedule of investments.

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Yum! Brands, Inc. 3.63%, 3/15/2031	$50,000	$49,844
		461,537
SEMICONDUCTORS — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	50,000	54,214
Broadcom, Inc. 3.19%, 11/15/2036 (a)	50,000	50,162
		104,376
SOFTWARE — 1.3%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	50,000	50,397
Fiserv, Inc. 3.50%, 7/1/2029	50,000	53,775
Open Text Corp. 3.88%, 2/15/2028 (a)	50,000	50,964
Oracle Corp.:
3.80%, 11/15/2037	50,000	52,098
3.85%, 4/1/2060	50,000	49,476
VMware, Inc. 2.20%, 8/15/2031	50,000	49,146
		305,856
TELECOMMUNICATIONS — 4.3%
Altice France SA 5.50%, 1/15/2028 (a)	50,000	49,566
AT&T, Inc.:
2.55%, 12/1/2033	100,000	97,932
3.55%, 9/15/2055	100,000	100,185
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	50,000	50,055
Frontier Communications Holdings LLC 5.00%, 5/1/2028 (a)	50,000	51,586
Level 3 Financing, Inc. 4.25%, 7/1/2028 (a)	50,000	49,826
Lumen Technologies, Inc. 5.38%, 6/15/2029 (a)	50,000	50,277
Sprint Corp. 7.88%, 9/15/2023	75,000	82,753
Telecom Italia SpA 5.30%, 5/30/2024 (a)	50,000	52,603
T-Mobile USA, Inc.:
2.25%, 2/15/2026 (a)	50,000	50,154
2.55%, 2/15/2031	100,000	99,534
VEON Holdings B.V. 3.38%, 11/25/2027 (a)	50,000	48,797
Verizon Communications, Inc.:
2.65%, 11/20/2040	100,000	94,915
3.00%, 11/20/2060	50,000	47,329
Vodafone Group PLC:
4.38%, 5/30/2028	50,000	56,334
Security Description	Principal Amount	Value
5 year CMT + 2.77%, 4.13%, 6/4/2081 (b)	$50,000	$49,532
		1,031,378
TRANSPORTATION — 0.2%
FedEx Corp. 3.25%, 5/15/2041	50,000	51,176
TRUCKING & LEASING — 0.2%
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	50,000	50,925
WATER — 0.2%
American Water Capital Corp. 3.25%, 6/1/2051	50,000	52,214
TOTAL CORPORATE BONDS & NOTES (Cost $12,962,470)		12,954,680
ASSET-BACKED SECURITIES — 2.7%
AUTOMOBILE — 2.1%
Carmax Auto Owner Trust 2019-3 Series 2019-3, Class B, 2.50%, 4/15/2025	200,000	204,502
Foursight Capital Automobile Receivables Trust 2021-1 Series 2021-1, Class C, 1.02%, 9/15/2026 (a)	160,000	157,833
OneMain Direct Auto Receivables Trust 2018-1 Series 2018-1A, Class D, 4.40%, 1/14/2028 (a)	132,000	132,137
		494,472
CREDIT CARD — 0.6%
Citibank Credit Card Issuance Trust Series 2017-A6, Class A6, 1 month USD LIBOR + 0.77%, 0.88%, 5/14/2029 (b)	150,000	151,951
TOTAL ASSET-BACKED SECURITIES (Cost $647,054)		646,423
FOREIGN GOVERNMENT OBLIGATIONS — 15.4%
ARGENTINA — 0.2%
Argentine Republic Government International Bond 1.13%, 7/9/2035	150,000	47,780
BAHRAIN — 0.8%
Bahrain Government International Bond Series 144A, 5.63%, 5/18/2034 (a)	200,000	189,832

See accompanying notes to schedule of investments.

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
BOLIVIA — 0.2%
Bolivian Government International Bond Series REGS, 4.50%, 3/20/2028	$50,000	$46,025
BRAZIL — 0.8%
Brazilian Government International Bond 3.75%, 9/12/2031	200,000	188,376
CHILE — 0.4%
Chile Government International Bond 2.55%, 7/27/2033	100,000	97,359
COLOMBIA — 0.8%
Colombia Government International Bond 3.25%, 4/22/2032	200,000	180,144
COSTA RICA — 0.4%
Costa Rica Government International Bond Series REGS, 6.13%, 2/19/2031	100,000	101,351
DOMINICAN REPUBLIC — 0.6%
Dominican Republic International Bond Series REGS, 5.30%, 1/21/2041	150,000	148,372
ECUADOR — 0.3%
Ecuador Government International Bond Series REGS, 1.00%, 7/31/2035	100,000	65,656
EGYPT — 0.7%
Egypt Government International Bond Series 144A, 5.88%, 2/16/2031 (a)	200,000	177,436
EL SALVADOR — 0.1%
El Salvador Government International Bond Series REGS, 5.88%, 1/30/2025	50,000	31,044
GHANA — 0.6%
Ghana Government International Bond Series REGS, Zero Coupon, 4/7/2025	200,000	139,532
GUATEMALA — 0.2%
Guatemala Government Bond Series 144A, 3.70%, 10/7/2033 (a)	50,000	49,323
Security Description	Principal Amount	Value
INDONESIA — 0.8%
Indonesia Government International Bond 1.85%, 3/12/2031	$200,000	$195,104
JAMAICA — 0.2%
Jamaica Government International Bond 6.75%, 4/28/2028	50,000	57,579
LEBANON — 0.1%
Lebanon Government International Bond Series EMTN, 6.10%, 10/4/2022 (c)	300,000	31,647
MEXICO — 0.5%
Mexico Government International Bond 5.00%, 4/27/2051	100,000	114,113
OMAN — 0.9%
Oman Government International Bond Series REGS, 4.75%, 6/15/2026	200,000	206,757
PANAMA — 0.6%
Panama Government International Bond 6.70%, 1/26/2036	100,000	133,972
PARAGUAY — 0.5%
Paraguay Government International Bond Series 144A, 5.40%, 3/30/2050 (a)	100,000	114,210
PERU — 0.6%
Peruvian Government International Bond 3.30%, 3/11/2041	150,000	150,657
PHILIPPINES — 0.2%
Republic of Philippines 3.20%, 7/6/2046	50,000	51,121
ROMANIA — 0.2%
Romanian Government International Bond Series REGS, 4.00%, 2/14/2051	50,000	50,284
RUSSIA — 0.9%
Russian Foreign Bond - Eurobond Series REGS, 4.50%, 4/4/2022	200,000	201,708
SAUDI ARABIA — 0.8%
Saudi Government International Bond Series REGS, 2.25%, 2/2/2033	200,000	195,399

See accompanying notes to schedule of investments.

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOUTH AFRICA — 0.8%
Republic of South Africa Government International Bond 5.75%, 9/30/2049	$200,000	$192,786
SRI LANKA — 0.4%
Sri Lanka Government International Bond Series REGS, 7.55%, 3/28/2030	200,000	98,918
TRINIDAD AND TOBAGO — 0.2%
Trinidad & Tobago Government International Bond Series REGS, 4.50%, 8/4/2026	50,000	51,273
TURKEY — 0.9%
Turkey Government International Bond:
4.25%, 03/13/2025	200,000	184,694
4.88%, 04/16/2043	50,000	38,342
		223,036
UKRAINE — 0.4%
Ukraine Government International Bond Series REGS, 7.75%, 9/1/2023	100,000	98,016
URUGUAY — 0.3%
Uruguay Government International Bond 5.10%, 6/18/2050	50,000	66,317
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,693,180)		3,695,127
U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.3%
Federal National Mortgage Association:
TBA, 2.00%, 1/1/2037 (d)	300,000	307,308
TBA, 2.00%, 1/1/2052 (d)	725,000	723,134
TBA, 2.50%, 1/18/2037 (d)	250,000	258,658
TBA, 2.50%, 1/1/2052 (d)	400,000	408,388
TBA, 3.00%, 1/1/2052 (d)	425,000	440,393
TBA, 3.50%, 2/25/2049 (d)	250,000	263,225
TBA, 4.00%, 1/1/2052 (d)	250,000	266,030
Government National Mortgage Association:
TBA, 2.00%, 1/1/2052 (d)	325,000	328,100
TBA, 2.50%, 1/1/2052 (d)	300,000	307,434
TBA, 3.00%, 1/1/2052 (d)	350,000	362,264
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,661,521)		3,664,934
Security Description	Principal Amount	Value
COMMERCIAL MORTGAGE BACKED SECURITIES — 1.9%
BANK 2021-BNK33 Series 2021-BN33, Class A5, 2.56%, 5/15/2064	$75,000	$77,357
Benchmark 2021-B31 Mortgage Trust Series 2021-B31, Class A5, 2.67%, 12/15/2054	100,000	104,068
GS Mortgage Securities Trust 2018-GS9 Series 2018-GS9, Class AS, 4.14%, 3/10/2051 (b)	99,000	108,786
JPMBB Commercial Mortgage Securities Trust 2013-C12 Series 2013-C12, Class AS, 4.04%, 7/15/2045 (b)	60,000	61,821
Morgan Stanley Capital I Trust 2016-UBS12 Series 2016-UB12, Class A3, 3.34%, 12/15/2049	98,350	102,767
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $455,758)		454,799
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 9.8%
DOMESTIC EQUITY — 2.0%
SPDR ICE Preferred Securities ETF Zero Coupon%, (e)	11,326	485,999
DOMESTIC FIXED INCOME — 5.8%
SPDR Blackstone Senior Loan ETF Zero Coupon%, (e)	15,303	698,276
SPDR Bloomberg Convertible Securities ETF Zero Coupon%, (e)	8,292	687,904
		1,386,180
INTERNATIONAL FIXED INCOME — 2.0%
SPDR Bloomberg Emerging Markets Local Bond ETF Zero Coupon%, (e)	19,737	482,372
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,342,667)		2,354,551

See accompanying notes to schedule of investments.

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 18.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (f) (g) (Cost $4,432,900)	4,432,900	$4,432,900
TOTAL INVESTMENTS — 117.5% (Cost $28,195,550)		28,203,414
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.5)%		(4,195,111)
NET ASSETS — 100.0%		$24,008,303
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 27.6% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Security, or a portion of the security has been designated as collateral for TBA securities.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2021.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
TBA	To Be Announced

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 5 Year Treasury Note (long)	7	03/31/2022	$846,672	$846,836	$164
U.S. Ultra Bond (long)	4	03/22/2022	789,000	788,500	(500)
Total unrealized appreciation/depreciation on open futures contracts.					$(336)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$12,954,680	$—	$12,954,680
Asset-Backed Securities	—	646,423	—	646,423
Foreign Government Obligations	—	3,695,127	—	3,695,127
U.S. Government Agency Obligations	—	3,664,934	—	3,664,934
Commercial Mortgage Backed Securities	—	454,799	—	454,799
Mutual Funds and Exchange Traded Products	2,354,551	—	—	2,354,551
Short-Term Investment	4,432,900	—	—	4,432,900
TOTAL INVESTMENTS	$6,787,451	$21,415,963	$—	$28,203,414
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	164	—	—	164
TOTAL OTHER FINANCIAL INSTRUMENTS:	$164	$—	$—	$164
See accompanying notes to schedule of investments.

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments  (continued)
December 31, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$6,787,615	$21,415,963	$—	$28,203,578
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(500)	—	—	(500)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(500)	$—	$—	$(500)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
SPDR Blackstone Senior Loan ETF	—	$—	$696,620	$—	$—	$1,656	15,303	$698,276	$—
SPDR Bloomberg Convertible Securities ETF	—	—	684,014	—	—	3,890	8,292	687,904	—
SPDR Bloomberg Emerging Markets Local Bond ETF	—	—	481,063	—	—	1,309	19,737	482,372	—
SPDR ICE Preferred Securities ETF	—	—	480,970	—	—	5,029	11,326	485,999	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	24,000,000	19,567,100	—	—	4,432,900	4,432,900	—
Total		$—	$26,342,667	$19,567,100	$—	$11,884		$6,787,451	$—
See accompanying notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability

NOTES TO SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021, are disclosed in the Schedule of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.